Schedule III Supplemental Insurance Information	12 Months Ended
Dec. 31, 2015
Supplementary Insurance Information [Abstract]
Schedule III Supplemental Insurance Information
Schedule III
Supplemental Insurance Information
(In Thousands)

	As of and for the Year Ended December 31, 2015
	Individual Markets Segment	Empower Retirement Segment	Other Segment	Total
Deferred acquisition costs	$319,447	$73,971	$—	$393,418
Future policy benefits, losses, claims, and expenses	15,835,811	10,810,352	419,493	27,065,656
Unearned premium reserves	45,325	—	—	45,325
Other policy claims and benefits payable	699,559	662	26,760	726,981
Premium income	360,783	533	84,234	445,550
Net investment income	801,935	398,639	53,856	1,254,430
Benefits, claims, losses, and settlement expenses	931,631	201,791	101,205	1,234,627
Amortization of deferred acquisition costs	55,876	40,219	—	96,095
Other operating expenses	103,843	952,345	65,890	1,122,078

	As of and for the Year Ended December 31, 2014
	Individual Markets Segment	Empower Retirement Segment	Other Segment	Total
Deferred acquisition costs	$284,174	$69,234	$—	$353,408
Future policy benefits, losses, claims, and expenses	14,980,872	10,533,822	409,880	25,924,574
Unearned premium reserves	43,837	—	—	43,837
Other policy claims and benefits payable	726,479	581	26,155	753,215
Premium income	360,305	1,215	84,875	446,395
Net investment income	748,015	426,340	54,033	1,228,388
Benefits, claims, losses, and settlement expenses	902,982	206,339	113,124	1,222,445
Amortization of deferred acquisition costs	13,700	27,345	—	41,045
Other operating expenses	123,150	619,820	79,107	822,077

	Year Ended December 31, 2013
	Individual Markets Segment	Empower Retirement Segment	Other Segment	Total
Premium income	$354,202	$3,954	$105,937	$464,093
Net investment income	688,279	351,729	51,381	1,091,389
Benefits, claims, losses, and settlement expenses	921,096	196,115	114,880	1,232,091
Amortization of deferred acquisition costs	34,650	20,840	—	55,490
Other operating expenses	107,491	517,369	66,971	691,831